INVESTMENTS IN SUBSIDIARIES (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 04, 2018
Disclosure of subsidiaries [line items]
Assets		$ 17,566,777	$ 18,797,972		$ 5,129
Current Assets		3,306,362	3,745,499
Non-current Assets		14,260,415	15,052,473
Total liabilities		13,820,001	14,530,736		$ 377
Current Liabilities		5,568,752	5,842,714
Non-current Liabilities		8,251,249	8,688,022
Revenue		9,895,456	9,613,907	$ 8,988,340
NET INCOME (LOSS) FOR THE PERIOD		213,247	200,714	110,670
Lan Peru S.A. [Member]
Disclosure of subsidiaries [line items]
Assets		417,767	315,607	306,111
Current Assets		379,490	294,308	283,691
Non-current Assets		38,277	21,299	22,420
Total liabilities		407,570	303,204	294,912
Current Liabilities		406,157	301,476	293,602
Non-current Liabilities		1,413	1,728	1,310
Revenue		1,161,205	1,046,423	967,787
NET INCOME (LOSS) FOR THE PERIOD		3,372	1,205	(2,164)
Lan Cargo S.A. [Member]
Disclosure of subsidiaries [line items]
Assets		511,275	584,169	480,908
Current Assets		243,499	266,836	144,309
Non-current Assets		267,776	317,333	336,599
Total liabilities		334,498	371,934	239,728
Current Liabilities		292,153	292,529	211,395
Non-current Liabilities		42,345	79,405	28,333
Revenue		269,783	264,544	266,296
NET INCOME (LOSS) FOR THE PERIOD		(34,401)	(30,220)	(24,813)
Lan Argentina S.A. [Member]
Disclosure of subsidiaries [line items]
Assets		243,173	198,951	216,331
Current Assets		235,919	166,445	194,306
Non-current Assets		7,254	32,506	22,025
Total liabilities		239,127	143,731	200,172
Current Liabilities		236,702	139,914	197,330
Non-current Liabilities		2,425	3,817	2,842
Revenue		254,069	387,557	371,896
NET INCOME (LOSS) FOR THE PERIOD		(148,032)	(41,636)	(29,572)
Transporte Aereo S.A. [Member]
Disclosure of subsidiaries [line items]
Assets		330,777	324,498	340,940
Current Assets		72,597	30,909	36,986
Non-current Assets		258,180	293,589	303,954
Total liabilities		128,428	104,357	124,805
Current Liabilities		27,440	36,901	59,668
Non-current Liabilities		100,988	67,456	65,137
Revenue		304,084	317,436	297,247
NET INCOME (LOSS) FOR THE PERIOD		(17,847)	2,172	8,206
Aerolane Lineas Aereas Nacionales del Ecuador S.A. [Member]
Disclosure of subsidiaries [line items]
Assets		106,487	96,407	89,667
Current Assets		96,564	66,166	56,064
Non-current Assets		9,923	30,241	33,603
Total liabilities		95,860	84,123	81,101
Current Liabilities		89,819	78,817	75,985
Non-current Liabilities		6,041	5,306	5,116
Revenue		234,169	219,039	219,676
NET INCOME (LOSS) FOR THE PERIOD		(1,135)	3,722	(1,281)
Aerovias de Integracion Regional, AIRES S.A. [Member]
Disclosure of subsidiaries [line items]
Assets		116,118	138,138	129,734
Current Assets		55,865	64,160	55,132
Non-current Assets		60,253	73,978	74,602
Total liabilities		77,746	91,431	85,288
Current Liabilities		69,149	80,081	74,160
Non-current Liabilities		8,597	11,350	11,128
Revenue		291,827	279,414	277,503
NET INCOME (LOSS) FOR THE PERIOD		(5,068)	526	(13,675)
TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Assets	[1],[2]	4,304,126	4,490,714	5,287,286
Current Assets	[1]	2,007,830	1,843,822	1,794,189
Non-current Assets	[1]	2,296,296	2,646,892	3,493,097
Total liabilities	[1],[2]	3,013,831	3,555,423	4,710,308
Current Liabilities	[1]	1,727,151	2,052,633	2,837,620
Non-current Liabilities	[1]	1,286,680	1,502,790	1,872,688
Revenue	[1]	4,650,526	4,621,338	4,145,951
NET INCOME (LOSS) FOR THE PERIOD	[1],[2]	$ (12,538)	$ 160,582	$ 2,107

[1]	Corresponds to consolidated information of TAM S.A. and Subsidiaries
[2]	The Equity reported corresponds to Equity attributable to owners of the parent, it does not include Non-controlling interest.